Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 74.2%	Shares	Value
Canada Crude Oil Pipelines - 9.4%
Enbridge, Inc.	3,509,176	$186,477,613
Pembina Pipeline Corporation	3,473,180	152,646,267
South Bow Corp.	571,649	18,412,814
		357,536,694

Canada Natural Gas Infrastructure - 0.9%
Rockpoint Gas Storage, Inc. - Class A	1,693,577	35,211,205

Canada Natural Gas/Natural Gas Liquids Pipelines - 7.7%
Keyera Corp.	2,855,789	108,993,347
TC Energy Corporation	2,895,260	186,367,886
		295,361,233

United States Crude Oil Pipelines - 4.7%
Plains GP Holdings L.P.	8,019,301	180,755,045

United States Natural Gas Gathering/Processing - 7.4%
Antero Midstream Corporation	8,335,200	187,375,296
Hess Midstream LP - Class A	1,838,807	71,125,055
Kinetik Holdings, Inc.	235,101	10,694,744
Kodiak Gas Services, Inc.	253,915	13,856,142
		283,051,237

United States Natural Gas/Natural Gas Liquids Pipelines - 42.7%
Cheniere Energy, Inc.	1,151,622	271,471,854
DT Midstream, Inc.	1,719,773	238,773,283
Excelerate Energy, Inc. - Class A	618,944	24,912,496
Kinder Morgan, Inc.	5,654,040	188,109,911
ONEOK, Inc.	2,176,179	180,122,336
Targa Resources Corp.	1,651,911	389,520,614
The Williams Companies, Inc.	4,554,847	340,338,168
		1,633,248,662

United States Renewables and Power Infrastructure - 1.4%
Clearway Energy, Inc. - Class C	896,927	34,361,273
Sempra Energy	198,747	19,133,374
		53,494,647
TOTAL COMMON STOCKS (Cost $1,640,445,003)		2,838,658,723

MASTER LIMITED PARTNERSHIPS - 22.9%	Units	Value
United States Crude Oil Pipelines - 0.7%
Plains All American Pipeline LP	1,310,015	27,392,414

United States Natural Gas Gathering/Processing - 3.6%
Western Midstream Partners LP	3,341,500	138,972,985

United States Natural Gas/Natural Gas Liquids Pipelines - 11.4%
Energy Transfer LP	14,601,301	275,088,511
Enterprise Products Partners LP	4,415,079	159,560,955
		434,649,466

United States Refined Product Pipelines - 7.2%
MPLX LP	4,697,626	276,878,076
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $476,108,256)		877,892,941

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (a)	91,178,549	91,178,549
TOTAL MONEY MARKET FUNDS (Cost $91,178,549)		91,178,549

TOTAL INVESTMENTS - 99.5% (Cost $2,207,731,808)		3,807,730,213
Other Assets in Excess of Liabilities - 0.5%		19,964,915
TOTAL NET ASSETS - 100.0%		$3,827,695,128

Percentages are stated as a percent of net assets.

LP - Limited Partnership

(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Tortoise Energy Infrastructure Total Return Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,838,658,723	$–	$–	$2,838,658,723
Master Limited Partnerships	877,892,941	–	–	877,892,941
Money Market Funds	91,178,549	–	–	91,178,549
Total Investments	$3,807,730,213	$–	$–	$3,807,730,213

Refer to the Schedule of Investments for further disaggregation of investment categories.